                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
PLEASE PRINT OR TYPE.

1.   Name and address of issuer:
               Robertson Stephens Investment Trust
               555 California Street
               San Francisco, CA  94104

2.   Name of each series or class of funds for which this notice is filed:
               The Robertson Stephens Contrarian Fund
               The Robertson Stephens Developing Countries Fund
               The Robertson Stephens Diversified Growth Fund
               The Robertson Stephens Emerging Growth Fund
               The Robertson Stephens Global Low-Priced Stock Fund
               The Robertson Stephens Global Natural Resources Fund
               The Robertson Stephens Growth & Income Fund
               The Robertson Stephens Information Age Fund
               The Robertson Stephens MicroCap Growth Fund
               The Robertson Stephens Partners Fund
               The Robertson Stephens Value + Growth Fund

3.   Investment Company Act File Number:
               811-5159

     Securities Act File Number:
               33-16439

4.   Last day of fiscal year for which this notice is filed:
               12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       / /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
               Not applicable.

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
               - 0 -

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
               - 0 -

9.   Number and aggregate sale price of securities sold during the fiscal year:
          Number of Shares: 183,392,144.36
          Aggregate Sale Price: $2,780,303,272.09

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
          Number of Shares: 183,392,144.36
          Aggregate Sale Price: $2,780,303,272.09

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
          Number of Shares: 4,737,023.03
          Aggregate Sale Price: $94,165,295.69

12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                       $ 2,780,303,272.09

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if
          applicable):                                 +    94,165,295.69

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                       - 2,366,260,228.37

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
          applicable):                                 +

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv)] (if applicable):      $  508,208,339.41

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                       x 1/3300
                                                       -----------------

     (vii)     Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                       $      154,002.53
                                                       -----------------
                                                       -----------------

Instruction:   ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE
               ISSUER'S FISCAL YEAR. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                            /X/

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          2/25/97

                                   SIGNATURES

     A copy of the Agreement and Declaration of Trust of the Trust is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and the obligations of the Trust arising out of this Agreement are not binding upon any of the trustees, officers, or shareholders of the Trust individually but are binding only upon the assets and property of the Trust.


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By  (Signature and Title) */s/ G. Randy Hecht
                           ------------------
                           G. Randy Hecht
                           President

Date:  February 26, 1997

  *Please print the name and title of the signing officer below the signature.